STOCK OPTIONS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
STOCK OPTIONS (Details) [Line Items]
Share-based Compensation	$ 25,358	$ 0	$ 50,717	$ 0
Share Price			$ 2.50	$ 0.70
Employee Stock Option [Member]
STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			210,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 2.07
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			115% of the last sale price of the Common Stock on the date of grant
Share-based Compensation Arrangement by Share-based Payment Award, Vest Date			July 2014
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Jul. 31, 2015
Share-based Compensation			50,717
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			50,717
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			first two quarters of 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 90,300	$ 0